SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Debt Issuance Costs
Debt issuance costs capitalized	$ 19,152	$ 0
Debt issuance costs charged to interest expense	2,759	0
Debt issuance costs included in Prepaid expenses and other assets	$ 16,393
Stock-Based Compensation
Expected dividend yield	0.00%